NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details Textuals 1) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 19, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Promissory Notes						$ 73,200	$ 370,000
Proceeds from note issuance				$ 416,500	$ 100,000	130,000	340,000
Loss on extinguishment of debt		$ 0	$ 0	0	(32,500)	(32,500)	(406,833)
Notes Payable, Current, Total		570,540		570,540		73,200	370,000
Amortization of Debt Discount (Premium)				1,161,131	220,417	906,719	443,867
Fair value, warrants		1,590,762		1,590,762		734,572
Beneficial conversion							325,855
Interest expense, including Amortization of debt discount		$ 1,877,149	$ 97,484	$ 2,273,584	$ 271,366	1,153,376	532,230
February 2014 Debenture [Member]
Promissory Notes						$ 330,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%
Less: Debt discount, net of accretion						$ 30,000
Warrants To Purchase For Issuance Of Common Stock						250,000
Debt Instrument, Convertible, Conversion Price						$ 0.40
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						125.00%
Amortization of Debt Discount (Premium)						$ 30,000
Warrant exercise price						$ 0.30
Fair value, warrants						$ 96,533
Additional warrants issued						250,000
Beneficial conversion						$ 179,032
Aug 2014 Debenture [Member]
Promissory Notes						$ 73,200	40,000
Debt Instrument, Interest Rate, Effective Percentage						8.00%
January2013DebentureMember
Shares Issued, exchange of debt (in shares)	190,304
September 2014 Debenture [Member]
Promissory Notes						$ 0	92,000
Proceeds from note issuance						$ 50,000
Debt Instrument, Interest Rate, Effective Percentage						41.00%
Less: Debt discount, net of accretion						$ 42,000
Notes Payable, Current, Total							$ 92,000
Debt Instrument, Convertible, Conversion Price						$ 0.40
Beneficial conversion						$ 37,400
January Fifteen 2013 LOC [Member]
Shares Issued, exchange of debt (in shares)						1,190,411
Jan 2012 Debenture [Member]
Shares Issued, exchange of debt (in shares)						475,032
Dec 2013 Debenture [Member]
Debt Instrument, Interest Rate, Effective Percentage							8.00%
Shares Issued, exchange of debt (in shares)						1,900,000
Loss on extinguishment of debt						$ (406,833)
Fair value, warrants							$ 779,000
Convertible Debt [Member]
Shares Issued, exchange of debt (in shares)						1,855,747
Apricus Bio Convertible Promissory Note [Member]
Shares Issued, exchange of debt (in shares)							83,103
February 2014 Debenture [Member]
Promissory Notes						$ 0	$ 330,000
Notes Payable, Current, Total							$ 330,000
February 2014 Debunture [Member]
Warrant exercise price							$ 0.50
Convertible debentures and accrued interest [Member]
Interest expense, including Amortization of debt discount						$ 100	$ 316,800